Convertible Instruments and Accrued Interest - Convertible Note - April 2, 2021 and April 23, 2021 Note (Details) $ in Thousands, shares in Millions			6 Months Ended	12 Months Ended
	Apr. 23, 2021 USD ($) shares	Apr. 02, 2021 USD ($) shares	Nov. 30, 2023 USD ($) agreement shares	May 31, 2023 USD ($) agreement shares	May 31, 2022 USD ($)	Feb. 04, 2023 USD ($)	Nov. 30, 2022 USD ($)
Debt Instrument [Line Items]
Unamortized discount		$ 3,400
Number of days of notice to be given for conversion of notes into common stock			5 days
Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Shares reserved | shares		6.0
Number of exchange agreements | agreement			4	8
Debt instrument term		2 years
Conversion of preferred stock to common stock (in shares) | shares			12.2	17.3
Convertible note, aggregate principal		$ 28,500				$ 6,100	$ 4,100
Loss on induced conversion			$ 2,600	$ 5,300	$ 18,900
Debt instrument, extended term		2 years
Debt issuance costs		$ 100
Conversion of principal and interest of convertible notes to common stock		$ 3,500
Percentage increase in amount payable on default		15.00%
Percentage increase in amount payable, second scenario		10.00%
Percentage increase in amount payable, third default scenario		5.00%
Number of days of notice to be given for conversion of notes into common stock		5 days
Debt instrument lock in period		6 months
Number of days of notice to be given for redemption		3 days
Specified monthly redemption amount		$ 7,500
Debt instrument prepayment percentage premium		15.00%
Number of days of notice to be given for prepayment		15 days
Period in which company was obligated to reduce the outstanding balance of debt		5 months
Debt proceeds requiring investor consent		$ 50,000
Additional debt, increase in interest rate		5.00%
Beneficial conversion feature		$ 0
Partitioned Notes
Debt Instrument [Line Items]
Convertible note, aggregate principal			$ 2,000	$ 4,000
Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Shares reserved | shares	6.0
Debt instrument term	2 years
Convertible note, aggregate principal	$ 28,500
Debt instrument, extended term	2 years
Unamortized discount	$ 3,400
Debt issuance costs	100
Conversion of principal and interest of convertible notes to common stock	$ 7,000
Percentage increase in amount payable on default	15.00%
Percentage increase in amount payable, second scenario	10.00%
Percentage increase in amount payable, third default scenario	5.00%
Number of days of notice to be given for conversion of notes into common stock	5 days
Debt instrument lock in period	6 months
Number of days of notice to be given for redemption	3 days
Debt instrument prepayment percentage premium	15.00%
Number of days of notice to be given for prepayment	15 days
Debt proceeds requiring investor consent	$ 75,000
Additional debt, increase in interest rate	5.00%
Beneficial conversion feature	$ 0